CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and due from banks in domestic currency	R$ 12,518,263	R$ 17,384,505
Cash and due from banks in foreign currency	2,833,485	2,143,785
Reverse repurchase agreements (1) (a)	167,865,086	171,195,511
Discretionary deposits at the Central Bank	10,300,000	17,300,000
Cash and cash equivalents	193,516,834	208,023,801	R$ 186,790,580	R$ 126,185,421
Compulsory deposits with the Central Bank (2)	111,379,449	109,786,380
Cash, cash equivalents and balances with banks (b)	304,896,283	317,810,181
Cash and balances with banks (b) - (a)	R$ 137,031,197	R$ 146,614,670